Debt With Related Parties - Disclosure of Related Parties (Details) $ in Thousands	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Oct. 23, 2023 USD ($)	Dec. 31, 2022 USD ($) [2]	Dec. 31, 2022 MXN ($)	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes		$ 449,716			$ 445,281
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 100,397,329			$ 100,397,329
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		4,178,912			4,118,396
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	94,747,329	4,158,458		94,747,329	4,098,238
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		213,387			208,469
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	5,000,000	179,245		5,000,000	175,114
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		17,867			17,597
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 650,000	2,749		$ 650,000	2,707
BBB Foods Inc. shareholders | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 4,100,000					$ 94,747,329
BBB Foods Inc. shareholders | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		1,122,056			1,105,807
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes							$ 5,000,000
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		59,748			58,371
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 20,000			$ 650,000
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		2,749			2,707
Investment fund related to QSBBB | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		3,035,234			2,991,279
Key management personnel | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		1,168			1,152
Key management personnel | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		104,559			102,150
Close family member of key management | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		10,670			10,424
Other related parties | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		$ 4,268			$ 4,169

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.